UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]
The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2018

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,969,887	128,257,719	130,227,606
The Bank’s interest-assets
Investments at fair value through profit or loss	196,927	-	196,927
Investments at fair value through other comprehensive income	209,164	-	209,164
Loans and advances to customers	-	5,417,235	5,417,235
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	406,091	5,417,235	5,823,326
The Bank’s maximum exposure	406,091	5,417,235	5,823,326

As of December 31, 2017

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,110,967	120,320,401	122,431,368
The Bank’s interest-assets
Investments at fair value through profit or loss	252,881	-	252,881
Investments at fair value through other comprehensive income	187,471	-	187,471
Loans and advances to customers	-	3,626,152	3,626,152
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	440,352	3,626,152	4,066,504
The Bank’s maximum exposure	440,352	3,626,152	4,066,504